Common Shareholders' Equity, Equity Rollforward (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance	133
Common stock, shares issued ending balance	133	133
Common Shares
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance	126	126	126
Common stock, shares issued ending balance	126	126	126
Treasury shares, share rollforward
Treasury shares, beginning balance	24	25	24
Repurchase of shares			2
Dividend reinvestment, incentive and compensation plans - Treasury shares	(1)	(1)	(1)
Treasury shares, ending balance	23	24	25
Series A Common Shares
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance	7	7	7
Common stock, shares issued ending balance	7	7	7